Segment and Geographic Information - Allocation of Property, Plant and Equipment, Intangible Assets and Goodwill (Details)	Dec. 31, 2021	Dec. 31, 2020
China
Disclosure of geographical areas [line items]
Property, plant and equipment, among countries that exceeded 10% (as a percentage of total)	11.00%	14.00%
Thailand
Disclosure of geographical areas [line items]
Property, plant and equipment, among countries that exceeded 10% (as a percentage of total)	16.00%	17.00%
United States
Disclosure of geographical areas [line items]
Property, plant and equipment, among countries that exceeded 10% (as a percentage of total)	22.00%	18.00%
Intangible assets and goodwill, among countries that exceeded 10% (as a percentage of total)	49.00%	85.00%
South Korea
Disclosure of geographical areas [line items]
Intangible assets and goodwill, among countries that exceeded 10% (as a percentage of total)		11.00%
Singapore
Disclosure of geographical areas [line items]
Intangible assets and goodwill, among countries that exceeded 10% (as a percentage of total)	42.00%